Variable Interest Entity and Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Related Party Transactions [Abstract]
Variable Interest Entity and Related Party Transactions

NOTE 7 – VARIABLE INTEREST ENTITY AND RELATED PARTY TRANSACTIONS

RLP is owned 40% by RGL and 60% by RCP, a company for which the Chief Executive Officer of the Company is the sole member. RLP is a certified minority business enterprise that was formed for the purpose of providing the Company with a national accounts strategy to pursue corporate and government accounts with diversity initiatives. RCP’s ownership interest entitles it to a majority of the profits and distributable cash, if any, generated by RLP. The operations of RLP are intended to provide certain benefits to the Company, including expanding the scope of services offered by the Company and participating in supplier diversity programs not otherwise available to the Company. In the course of evaluating and approving the ownership structure, operations and economics emanating from RLP, a committee consisting of the independent Board member of the Company, considered, among other factors, the significant benefits provided to the Company through association with a minority business enterprise, particularly as many of the Company’s largest current and potential customers have a need for diversity offerings. In addition, the Committee concluded that the economic relationship with RLP was on terms no less favorable to the Company than terms generally available from unaffiliated third parties.

Certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have the sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties are considered “variable interest entities”. RLP qualifies as a variable interest entity and is included in the Company’s condensed consolidated financial statements.

For the three months ended September 30, 2013, RLP recorded $27,737 in profits, of which RCP’s distributable share was $16,642. For the three months ended September 30, 2012, RLP recorded $50,435 in profits, of which RCP’s distributable share was $30,261. The non-controlling interest recorded as a reduction of income on the statements of operations represents RCP’s distributive share.

NOTE 8 – VARIABLE INTEREST ENTITY AND RELATED PARTY TRANSACTIONS

RLP is owned 40% by RGL and 60% by RCP, a company for which the Chief Executive Officer of the Company is the sole member. RLP is a certified minority business enterprise that was formed for the purpose of providing the Company with a national accounts strategy to pursue corporate and government accounts with diversity initiatives. RCP’s ownership interest entitles it to a majority of the profits and distributable cash, if any, generated by RLP. The operations of RLP are intended to provide certain benefits to the Company, including expanding the scope of services offered by the Company and participating in supplier diversity programs not otherwise available to the Company. In the course of evaluating and approving the ownership structure, operations and economics emanating from RLP, a committee consisting of the independent Board member of the Company, considered, among other factors, the significant benefits provided to the Company through association with a minority business enterprises, particularly as many of the Company’s largest current and potential customers have a need for diversity offerings. In addition, the Committee concluded that the economic relationship with RLP was on terms no less favorable to the Company than terms generally available from unaffiliated third parties.

Certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have the sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties are considered “variable interest entities”. RLP qualifies as a variable interest entity and is included in the Company’s consolidated financial statements.

For the year ended June 30, 2013, RLP recorded $179,954 in profits, of which RCP’s distributable share was $107,972. For the year ended June 30, 2012, RLP recorded $296,323 in profits, of which Mr. Crain’s distributable share was $177,794. The non-controlling interest recorded as a reduction of income on the consolidated statements of income represents RCP’s distributive share.

The following table summarizes the balance sheets of RLP as of June 30:

	2013	2012
ASSETS
Accounts receivable	$—	$1,226
Accounts receivable – Radiant Logistics	118,791	183,987
Prepaid expenses and other current assets	875	1,947

Total assets	$119,666	$187,160

LIABILITIES AND PARTNERS’ CAPITAL
Other accrued costs	$7,128	$24,575

Total liabilities	7,128	24,575
Partners’ capital	112,538	162,585

Total liabilities and partners’ capital	$119,666	$187,160